Segment Results - Corporate Divisions - Corporate Bank (Detail) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Segments [Domain Member]
Noninterest expenses [Abstract]
Restructuring activities		€ (46)	€ 134	€ (45)	€ 134
Corporate Bank [Member]
Net revenues [Abstract]
Corporate Treasury Services		1,058	1,085	2,128	2,273
Institutional Client Services		532	492	995	939
Business Banking		332	367	678	704
Total net revenues		1,922	1,943	3,800	3,916
Of which [Abstract]
Net interest income		1,290	1,312	2,578	2,645
Commission and fee income		624	573	1,217	1,149
Remaining income		8	58	6	122
Provision for credit losses		135	117	198	182
Noninterest expenses [Abstract]
Compensation and benefits		402	374	782	733
General and administrative expenses		786	802	1,616	1,563
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		0	0	0	0
Total noninterest expenses		1,187	1,175	2,398	2,296
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		€ 599	€ 651	€ 1,204	€ 1,438
Employees (full time equivalent)	[1]	25,662	23,831	25,662	23,831
Employees (front office, full time equivalent)	[1]	7,786	7,443	7,786	7,443
Employees (business aligned operations, full time equivalent)	[1]	7,966	7,677	7,966	7,677
Employees (allocated central infrastructure, full time equivalent)	[1]	9,910	8,711	9,910	8,711
Total assets	[1],[2]	€ 271,000	€ 245,000	€ 271,000	€ 245,000
Risk-weighted assets (RWA)	[1]	75,000	71,000	75,000	71,000
of which, operational risk RWA	[1],[3]	9,000	5,000	9,000	5,000
Leverage exposure	[1]	315,000	306,000	315,000	306,000
Deposits	[1]	303,000	271,000	303,000	271,000
Loans gross of allowances for loan losses	[1]	€ 117,000	€ 116,000	€ 117,000	€ 116,000
Cost Income Ratio		61.80%	60.50%	63.10%	58.60%
Post tax return on average shareholders equity	[4]	14.10%	15.00%	14.20%	16.70%
Post tax return on average tangible shareholders equity	[4]	15.00%	16.10%	15.30%	17.90%

[1]	As of quarter-end
[2]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report
[4]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report